SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Barter transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Barter advertising revenue	$ 12.2	$ 11.7	$ 10.3